Cash and cash equivalents and financial investments (Details 1 - Textuals) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2021 USD ($)
Cash and cash equivalents
Financial investments	R$ 798,786	R$ 0	$ 143,139
Interest rate of deposits	5.00%
Interbank Deposit Certificate (CDI) | Bottom of range
Cash and cash equivalents
Percentage of interest rate	100.00%	97.00%
Interbank Deposit Certificate (CDI) | Top of range
Cash and cash equivalents
Percentage of interest rate	103.00%	101.00%